                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
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Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       RBS Partners, L.P.
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Address:    1 Lafayette Place
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            Greenwich, CT 06830
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 Form 13F File Number: 28-2610
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
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Title:    President of General Partner
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Phone:    (203)861-4600
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Signature, Place, and Date of Signing:

/s/ William C. Crowley  Greenwich, CT                         February 14, 2003
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[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
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Form 13F Information Table Entry Total:                 12
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Form 13F Information Table Value Total:      $   3,749,402
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                                                    (thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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Autozone Inc.     Common        053332-10-2      789,867   11,180,001  SH            DEFINED                11,180,001
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Autozone Inc.     Common        053332-10-2    1,013,736   14,348,699  SH             SOLE                  14,348,699
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AutoNation, Inc.  Common        05329W-10-2      245,888   19,577,107  SH            DEFINED                19,577,107
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AutoNation, Inc.  Common        05329W-10-2      698,602   55,621,193  SH             SOLE                  55,621,193
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Deluxe Corp.      Common        248019-10-1       42,869    1,018,272  SH            DEFINED                 1,018,272
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Deluxe Corp.      Common        248019-10-1      176,685    4,196,798  SH             SOLE                   4,196,798
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Footstar Inc.     Common        344912-10-0        3,173      455,938  SH            DEFINED                   455,938
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Footstar Inc.     Common        344912-10-0       15,230    2,188,262  SH             SOLE                   2,188,262
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Payless
ShoeSource Inc.   Common        704379-10-6       14,575      283,120  SH            DEFINED                  283,120
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Payless
ShoeSource Inc.   Common        704379-10-6       76,751    1,490,880  SH             SOLE                  1,490,880
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Sears, Roebuck
& Co.             Common        812387-10-8      103,558    4,323,931  SH            DEFINED                4,323,931
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Sears, Roebuck
& Co.             Common        812387-10-8      568,467   23,735,569  SH             SOLE                 23,735,569
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[Repeat as necessary]

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.